THE CALDWELL & ORKIN FUNDS, INC.

THE CALDWELL & ORKIN – GATOR CAPITAL LONG/SHORT FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Dated December 16, 2020

This Supplement to the Statement of Additional Information (the "SAI") for the Caldwell & Orkin – Gator Capital Long/Short Fund (the "Fund"), a series of The Caldwell & Orkin Funds, Inc. ("C&O"), updates the SAI for the Fund dated August 28, 2020 to include additional information as described below. For further information, please contact the Fund toll-free at (800) 467-7903. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at The Caldwell & Orkin – Gator Capital Long/Short Fund c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246-0707 or by calling the Fund toll-free at the number above.

Changes to the SAI:

Effective as of December 4, 2020:

•	On page 20 of the SAI, in the table titled, “OFFICERS WHO ARE NOT DIRECTORS,” the row describing the Fund’s Assistant Treasurer is hereby deleted in its entirety.

•	On page 19 of the SAI, in the table titled, “OFFICERS WHO ARE NOT DIRECTORS,” the row describing the Fund’s Treasurer is hereby replaced in its entirety to read as follows:

OFFICERS WHO ARE NOT DIRECTORS
Name, Position(s) Held with Fund, Year of Birth	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen	Other Directorships Held
Zachary P. Richmond Treasurer Year of Birth: 1980	Since 2020	Mr. Richmond is Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC (since February 2019); Treasurer of Unified Series Trust (since November 2014); Treasurer of Capitol Series Trust (since August 2014); Treasurer of Commonwealth International Series Trust (since September 2015); Treasurer of Oak Associates Funds (since April 2019); Treasurer of Centaur Mutual Funds Trust (since April 2019). Previously, Mr. Richmond was Assistant Vice President, Associate Director of Financial Administration for Ultimus Fund Solutions, LLC (December 2015 to February 2019); Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015).	N/A	N/A

Investors should retain this supplement for future reference.